Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
Results of operations classified as discontinued operations:

In thousands of U.S. dollars	Three Months Ended March 31, 2016 (Revised)	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016 (Revised)	Nine Months Ended March 31, 2015
Revenues	$376	$3,617	$6,285	$14,387
Cost of watchpoints and engagement points	(203)	(2,758)	(3,434)	(6,948)
Selling, general and administrative expenses	(1,307)	(11,014)	(13,715)	(34,766)
Other income	4,508	—	4,508	—
Income (loss) before income taxes	3,374	(10,155)	(6,356)	(27,327)

Income taxes (see Note 13, Income Taxes)	—	(22)	(43)	(80)
Net income (loss)	$3,374	$(10,177)	$(6,399)	$(27,407)

Cash flows used in discontinued operations:

In thousands of U.S. dollars	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Net cash used in operating activities	$(1,322)	$(4,502)	$(5,716)	$(13,130)
Net cash used in investing activities	—	(151)	—	(422)
Net cash used in discontinued operations	$(1,322)	$(4,653)	$(5,716)	$(13,552)

Assets and liabilities of discontinued operations:

In thousands of U.S. dollars	March 31, 2016	June 30, 2015
Assets
Accounts receivable	$450	$3,281
Prepaid expenses	—	150
Property & equipment, net	—	114
Intangibles assets, net	—	2,630
Goodwill	—	9,432
Other assets	—	40
	450	15,647
Liabilities
Accounts payable and accrued expenses	4,174	4,249
Reward points payable	—	9,029
Deferred tax liabilities	—	538
	$4,174	$13,816

Results of operations classified as discontinued operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Revenues	$19,852	$15,834
Cost of watch points and engagement points	(9,574)	(2,310)
Selling, general and administrative expenses	(43,203)	(42,730)
Loss before income taxes	(32,925)	(29,206)

Other expense:
Other expense, net	—	(28)
Total other expense, net	—	(28)

Net loss before provision for income taxes	(32,925)	(29,234)

Income tax expense	(87)	(86)

Net loss from discontinued operations, net of tax	$(33,012)	$(29,320)

Cash flows used in discontinued operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014
Net cash used in operating activities	$(17,984)	$(19,976)
Net cash used in investing activities	(843)	(905)
Net cash used in discontinued operations	$(18,827)	$(20,881)

Current assets and Non-current assets used in discontinued operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Current assets:
Accounts receivable, net	$3,281	$3,118
Prepaid expenses	150	560
Current assets of discontinued operations	$3,431	$3,678

Non-current assets:
Property and equipment, net	$114	$97
Intangible assets, net	2,630	3,693
Goodwill	9,432	9,641
Other assets	40	44
Non-current assets of discontinued operations	$12,216	$13,475

Current liabilities and Non-current liabilities used in discontinued operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Current liabilities:
Accounts payable and accrued expenses	$4,249	$3,001
Reward points payable	9,029	4,927
Current liabilities of discontinued operations	$13,278	$7,928

Non-current liabilities:
Other long-term liabilities	$538	$152
Non-current liabilities of discontinued operations	$538	$152